Shareholders Capital - Additional Information (Detail) $ in Millions		12 Months Ended
	Nov. 12, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Share consolidation ratio	20
Number of common share used for consolidation adjustment	37
Number of share purchase and cancel		420,588
Percentage of share purchase and cancel		10.00%
Purchase and cancel of shares | $		$ 11
Number of additional share purchase and cancel			155,168
Additional common share value purchase or cancel | $			$ 4
Events After Reporting Period [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel			824,102
Purchase and cancel of shares | $			$ 26
Top of Range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel		1,199,883